MAXIM SERIES FUND, INC.
                             8515 East Orchard Road
                            Englewood, Colorado 80111



TO THE SHAREHOLDER:

The Maxim Vista Growth and Income Fund (the "Fund"), which seeks capital appreciation and current income by investing all of its assets in the Chase Vista Growth and Income Fund (the "Vista Fund"), provided a total return of 13.32% for the year ended October 31, 1999. This compares to 11.66% for the Lipper Multi-Cap Value Average and 19.01% for the S&P/BARRA 500 Value Index, the Fund's benchmark.

How the Fund Was Managed
Buoyed by the rally in equities, the Fund generated a positive return. Market conditions were most favorable in the first half of the period, when the rally that followed the Federal Reserve Board's fall 1998 rate cuts boosted many Vista Fund holdings. Sectors such as technology, media, consumer cyclicals and industrial cyclicals boosted the Fund in this period. The Fund rose 16.30% in the first six months.

During the summer, the market environment was not as positive, as the Fed reversed much of its monetary easing of the previous fall. In addition, long bond rates rose. Much of the market remained mired in a trading range, with worries over valuations and inflation to the fore.

In this nervous market, companies that disappointed were swiftly punished with lower stock prices. A number of Vista Fund constituents fell back sharply in response to disappointing earnings news. Stocks like Bank One, Health South, Office Depot and Waste Management fell sharply.

In September and October, the Vista Fund was repositioned to bring it more into line with its benchmark. A large number of names were added, including DuPont, Monsanto, International Paper, GE, Exxon, American Express, American International Group (AIG), Citigroup, Federal National Mortgage Association (Fannie Mae), Wells Fargo and Morgan Stanley Dean Witter. A number of common stocks that were believed less attractive were sold, as were some convertible stocks and REITs.

Where the Fund May Be Headed
While the majority of the repositioning has been accomplished, the manager of the Vista Fund will continue to work on bringing Vista Fund into line with the sector weights of its benchmark. The manager will seek to outperform through picking companies with valuations based on earnings over the next two years that are relatively attractive.


The following graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Vista Growth & Income Portfolio, made at its inception, with the performance of the Lipper Growth and Income Fund Average. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Maxim Vista Growth & Income Portfolio
Inception (12/21/94) - $10,000
10/31/95 - $12,315
10/31/96 - $14,780
10/31/97 - $19,113
10/31/98 - $20,906
10/31/99 - $23,651

Lipper Growth and Income Fund Average
Inception (12/21/94) - $10,000
10/31/95 - $12,407
10/31/96 - $15,102
10/31/97 - $19,335
10/31/98 - $21,228
10/31/99 - $24,631

S&P 500 Index
Inception (12/31/94) - $10,000
10/31/95 - $12,927
10/31/96 - $16,031
10/31/97 - $21,177
10/31/98 - $25,848
10/31/99 - $32,502

Average Annual Total Returns, for the period ending 10/31/99

                                    1 year           Since Inception
Maxim Vista Growth                  13.13%             19.17%
& Income Portfolio
Lipper Growth and                   16.03%             20.23%
Income Fund Average
S&P 500 Index                      25.75%              27.60%

This report and the financial statements contained herein are submitted for the general information of the shareholders of Maxim Series Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

For more information on Maxim Series Fund, Inc., including charges and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.



MAXIM SERIES FUND, INC.
MAXIM VISTA GROWTH & INCOME PORTFOLIO



Financial Statements and Financial Highlights for the Years Ended
October 31, 1999 and 1998 and Independent Auditors' Report

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------

                                                                                        MAXIM VISTA
                                                                                         GROWTH &
                                                                                          INCOME
                                                                                         PORTFOLIO
                                                                                     ------------------
ASSETS:
       Investment in Hub - Growth and Income Portfolio, at value  (1)              $       126,272,431
       Subscriptions receivable                                                                 22,835
                                                                                     ------------------
           Total assets                                                                    126,295,266
                                                                                     ------------------

LIABILITIES:
       Redemptions payable                                                                     268,939
       Due to GW Capital Management                                                             48,226
                                                                                     ------------------

           Total liabilities                                                                   317,165
                                                                                     ------------------

NET ASSETS                                                                         $       125,978,101
                                                                                     ==================


NET ASSETS REPRESENTED BY:
       Capital stock, $.10 par value                                               $         7,466,634
       Additional paid-in capital                                                           76,008,839
       Net unrealized appreciation on investments                                           15,850,991
       Undistributed net investment income                                                      52,956
       Accumulated net realized gain on investments                                         26,598,681
                                                                                     ------------------

NET ASSETS                                                                         $       125,978,101
                                                                                     ==================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $            1.6872
                                                                                     ==================

SHARES OF CAPITAL STOCK:
       Authorized                                                                          200,000,000
       Outstanding                                                                          74,666,343

 (1)   Cost of Investments in securities:                                          $       110,421,440

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1999
-----------------------------------------------------------------------------------------------------------

                                                                                           MAXIM VISTA
                                                                                            GROWTH &
                                                                                             INCOME
                                                                                            PORTFOLIO
                                                                                       --------------------
INVESTMENT INCOME:
     Investment income allocated from Hub portfolio                                  $           2,643,294
     Expenses allocated from Hub portfolio                                                       (743,735)
                                                                                       ---------------------
                                                                                       ---------------------
          Total investment income                                                                1,899,559
                                                                                       ---------------------


EXPENSES:
     Advisory fees                                                                                844,629
                                                                                       ---------------------
                                                                                       ---------------------
          Total expenses                                                                          844,629
                                                                                       ---------------------


NET INVESTMENT INCOME                                                                           1,054,930
                                                                                       ---------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments allocated from Hub portfolio                              26,598,681
     Change in net unrealized appreciation on investments allocated from Hub                   (3,923,658)
     portfolio
                                                                                       ---------------------
          Net change in realized and unrealized appreciation on investments                    22,675,023
                                                                                       ---------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $         23,729,953
                                                                                       =====================



See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 1999 AND 1998
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

                                                                        MAXIM VISTA GROWTH & INCOME
                                                                                 PORTFOLIO
                                                                    -------------------------------------
                                                                    -------------------------------------
                                                                         1999                 1998
                                                                    ----------------     ----------------
                                                                    ----------------     ----------------
INCREASE (DECREASE)  IN NET ASSETS:

OPERATIONS:
     Net investment income                                        $       1,054,930    $      1,086,018
     Net realized gain on investments                                    26,598,681          10,331,134
     Change in net unrealized appreciation on investments               (3,923,658)           1,294,612
                                                                    -----------------    ----------------
                                                                    -----------------     ----------------
          Net increase in net assets resulting from                     23,729,953           12,711,764
     operations
                                                                    -----------------     ----------------
                                                                    ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                        (1,109,306)            (977,424)
     From net realized gains                                          (10,331,134)         (16,621,457)
                                                                    -----------------     ----------------
                                                                    -----------------      ---------------
          Total distributions                                         (11,440,440)
                                                                                            (17,598,881)
                                                                    -----------------      ---------------
                                                                    ----------------      ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                 73,351,123            27,501,075
     Reinvestment of distributions                                     11,440,440            17,598,881
     Redemptions of shares                                           (132,269,592)         (14,099,838)
                                                                    -----------------      ---------------
                                                                    ----------------      ----------------

         Net increase (decrease) in net assets resulting from         (47,478,029)           31,000,118
     share transactions
                                                                    -----------------      ---------------
                                                                    ----------------      ----------------

  Total increase (decrease) in net assets                             (35,188,516)            26,113,001
                                                                    ------------------      ----------------
                                                                    ----------------      ----------------

NET ASSETS:
     Beginning of period                                              161,166,617           135,053,616
                                                                    -----------------      ---------------
                                                                    ----------------      ----------------

     End of period  (1)                                           $   125,978,101        $  161,166,617
                                                                    =================      ===============
                                                                    ================      ================

OTHER INFORMATION:

SHARES:
     Sold                                                              43,963,560            16,847,558
     Issued in reinvestment of distributions                            7,003,745            11,451,538
     Redeemed                                                         (77,295,243)         (8,711,237)
                                                                    -----------------      ---------------
                                                                    ----------------      ----------------

     Net increase (decrease) in shares of beneficial                  (26,327,938)           19,587,859
     interest outstanding
                                                                    =================      ===============
                                                                    ================      ================

OUTSTANDING SHARES:
     Beginning of period                                               100,994,281           81,406,422
                                                                    -----------------      ---------------
                                                                    ----------------      -----------------

     End of period                                                      74,666,343          100,994,281
                                                                    =================      ===============
                                                                    ================      =================

(1)  Including undistributed net investment income                           52,956             107,332

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VISTA GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Selected  data for a share of  capital  stock  of the fund for the  years  ended
October 31, 1999, 1998, 1997 and 1996, and the period ended October 31, 1995 are as follows:

                                                           Period Ended October 31,
                                    ------------------------------------------------------------------------
                                    ------------------------------------------------------------------------
                                        1999            1998           1997           1996          1995
                                    -------------   -------------  -------------   -----------   -----------
                                    -------------   -------------  -------------   -----------   -----------
                                                                                                    (A)
Net Asset Value, Beginning of     $       1.5958  $       1.6590 $       1.3957  $     1.2133  $     1.0000
Period

Income from Investment
Operations

Net investment income                     0.0114          0.0113         0.0158        0.0219        0.0174
Net realized and unrealized               0.1938          0.1351         0.3677        0.2147        0.2133
gain
                                    -------------   -------------  -------------   -----------   -----------
                                    -------------   -------------  -------------   -----------   -----------

Total Income From Investment              0.2052          0.1464         0.3835        0.2366        0.2307
Operations
                                    -------------   -------------  -------------   -----------   -----------
                                    -------------   -------------  -------------   -----------   -----------

Less Distributions

From net investment income               (0.0118)        (0.0103)      (0.0162)      (0.0215)      (0.0174)
From net realized gains                  (0.1020)        (0.1993)      (0.1040)      (0.0327)
                                    -------------   -------------  -------------   -----------   -----------
                                    -------------   -------------  -------------   -----------   -----------

Total Distributions                      (0.1138)        (0.2096)       (0.1202)     (0.0542)      (0.0174)
                                    -------------   -------------  -------------   -----------   -----------
                                    -------------   -------------  -------------   -----------   -----------

Net Asset Value, End of Period    $      1.6872   $      1.5958  $      1.6590   $    1.3957   $    1.2133
                                    =============   =============  =============   ===========   ===========
                                    =============   =============  =============   ===========   ===========

Total Return                              13.13%           9.38%         29.33%        20.01%        22.25%

Net Assets, End of Period         $  125,978,101  $  161,166,617 $  135,053,616  $ 86,430,279  $ 49,403,163

Ratio of Expenses to Average Net           1.00%           1.00%          1.00%         1.00%         1.01% *
Assets

Ratio of Net Investment Income
to
     Average Net Assets                    0.66%           0.69%          1.08%         1.75%         2.21% *


*Annualized

(A) The Portfolio commenced operations December 21, 1994.



MAXIM SERIES FUND, INC.
MAXIM VISTA GROWTH & INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED OCTOBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

1.      ORGANIZATION

        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. The Maxim Vista Growth & Income Portfolio (the Portfolio) is non-diversified. The Portfolio commenced operations on December 21, 1994. Interests in the Portfolio are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account II of Great-West Life & Annuity Insurance Company (GWL&A), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

        The Fund seeks to achieve the investment objective of the Portfolio through the adoption of a Hub and Spoke structure. Contribution of Portfolio (i.e., the Spoke) investible funds to the Hub portfolio are made in exchange for beneficial interests in the Hub portfolio of equal value. The Hub portfolio is the Growth and Income Portfolio; a non-diversified open-end management investment company organized as a trust under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. Financial statements of the Hub portfolio are presented following the Portfolio's financial statements.

2.      SIGNIFICANT ACCOUNTING POLICIES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies of the Portfolio, which are in accordance with generally accepted accounting principles in the investment company industry:

        Dividends

        Dividends from investment income of the Portfolio are declared and reinvested quarterly and dividends from capital gains of the Portfolio, if any, are reinvested at least annually in additional shares at net asset value.

        Security Valuation

        The Portfolio's investment in the Hub portfolio is valued based on the daily reported net asset value of the Hub portfolio. The Portfolio receives an allocation of investment income and Hub expenses as well as realized and unrealized gains and losses on a daily basis from the Hub. In addition, the Portfolio accrues its own expenses daily as incurred.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. Classification of Distributions to Shareholders

        Net investment income (loss) and net realized gain (loss) may differ for financial statements and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

3.      INVESTMENT ADVISORY AGREEMENT

        GW Capital Management, LLC (Capital Management), a wholly-owned subsidiary of GWL&A, serves as investment adviser to the Fund pursuant to an investment advisory agreement. Capital Management is a registered investment adviser under the Investment Advisers Act of 1940. As compensation for its services to the Fund with respect to the Portfolio, the investment adviser receives monthly compensation at the annual rate of .53% of the average daily net assets of the Portfolio.

4.      INVESTMENT TRANSACTIONS

        The Portfolio's percentage interest in the Hub portfolio is 4.81% at October 31, 1999. Purchases and sales of Investment in Hub were $73,351,123 and $132,269,592, respectively, for the year ended October 31, 1999.



INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholders of Maxim Series Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Maxim Vista Growth & Income Portfolio of Maxim Series Fund, Inc. (the "Fund") as of October 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for the period from December 21, 1994 (inception) through October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Maxim Vista Growth & Income Portfolio of Maxim Series Fund, Inc. as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the period from December 21, 1994 (inception) through October 31, 1999, in conformity with generally accepted accounting principles.





/s/ Deloitte & Touche LLP

December 20, 1999

--------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO
Portfolio of Investments
--------------------------------------------------------------------------------


As of October 31, 1999
(Amounts in Thousands)



Shares        Issuer                                        Value
--------------------------------------------------------------------------------
Long-Term Investments -- 95.2%
--------------------------------------------------------------------------------
              Common Stock -- 91.8%
              ---------------------
              Aerospace -- 3.2%
      550     AlliedSignal, Inc.                          $31,315
      600     Boeing Co.                                   27,638
      450     General Dynamics Corp.                       24,947
                                                          -------
                                                           83,900
              Automotive -- 3.1%
      830     Ford Motor Co.                               45,546
      522     General Motors Corp.                         36,692
                                                          -------
                                                           82,238
              Banking -- 7.3%
      460     Bank of America Corp.                        29,632
    1,035     Bank of New York Co., Inc.                   43,340
      300     Bank One Corp.                               11,254
      806     Firstar Corp.                                23,672
      500     Fleet Boston Corp.                           21,813
      600     UnionBanCal Corp.                            26,063
      711     Wells Fargo Co.                              34,034
                                                          -------
                                                          189,808
              Broadcasting/Cable -- 2.0%
      675     CBS Corp. *                                  32,949
      450     Comcast Corp., Class A                       18,956
                                                          -------
                                                           51,905
              Chemicals -- 2.6%
      115     Dow Chemical Co.                             13,634
      859     E.I. DuPont de Nemours Co.                   55,371
                                                          -------
                                                           69,005
              Computer Software -- 1.2%
      550     Computer Associates International, Inc.      31,075
              Computers/Computer Hardware -- 2.3%
      250     EMC Corp. *                                  18,250
      150     International Business Machines Corp.        14,756
      250     Sun Microsystems, Inc.*                      26,453
                                                          -------
                                                           59,459
              Construction Materials -- 0.9%
      750     Masco Corp.                                  22,875
              Consumer Products -- 1.1%
      300     Kimberly-Clark Corp.                         18,937
      428     Philip Morris Companies, Inc.                10,788
                                                          -------
                                                           29,725
              Diversified -- 0.6%
      400     Tyco International LTD (Bermuda)             15,975
              Electronics/Electrical Equipment -- 3.7%
      180     Motorola, Inc.                               17,539
      700     Teradyne, Inc.*                              26,950
      600     Texas Instruments, Inc.                      53,850
                                                          -------
                                                           98,339
              Entertainment/Leisure -- 1.2%
    2,400     Park Place Entertainment Corp. *             31,500



                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Portfolio of Investments (Continued)


As of October 31, 1999
(Amounts in Thousands)



Shares         Issuer                                                   Value
--------------------------------------------------------------------------------
Long-Term Investments -- Continued
--------------------------------------------------------------------------------
              Financial Services -- 9.4%
      231     American Express Co.                                   $35,511
      575     Associates First Capital Corp., Class A                 20,988
    1,791     Citigroup, Inc.                                         96,953
      474     Fannie Mae                                              33,543
      500     Freddie Mac                                             27,031
      500     MBNA Corp.                                              13,813
      150     Morgan Stanley Dean Witter & Co.                        16,547
                                                                     -------
                                                                     244,386
              Food/Beverage Products -- 1.4%
      250     Anheuser-Busch Companies, Inc.                          17,953
      280     Quaker Oats Co.                                         19,593
                                                                     -------
                                                                      37,546
              Insurance -- 5.8%
      401     Allstate Corp.                                          11,532
      831     American International Group                            85,499
      410     Marsh & McLennan Companies                              32,416
      550     Reliastar Financial Corp.                               23,616
                                                                     -------
                                                                     153,063
              Machinery & Engineering Equipment -- 0.9%
      472     Ingersoll-Rand Co.                                      24,662
              Metals/Mining -- 0.5%
      210     Alcoa, Inc.                                             12,733
              Multi-Media -- 2.1%
    1,013     The Walt Disney Co.                                     26,718
      150     Time Warner, Inc.                                       10,453
      400     Viacom, Inc., Class B *                                 17,900
                                                                     -------
                                                                      55,071
              Oil & Gas -- 12.7%
      200     Atlantic Richfield Co.                                  18,638
      603     Chevron Corp.                                           55,049
      781     Coastal Corp.                                           32,908
      450     Diamond Offshore Drilling                               14,288
      800     EOG Resources, Inc.                                     16,650
      676     Exxon Corp.                                             50,028
      450     Halliburton Co.                                         16,959
      295     Mobil Corp.                                             28,468
      750     Occidental Petroleum Corp.                              17,109
    1,077     Royal Dutch Petroleum Co., N.Y. Registered Shares
              (Netherlands)                                           64,577
      600     Tosco Corp.                                             15,188
                                                                     -------
                                                                     329,862
              Paper/Forest Products -- 2.5%
      470     International Paper Co.                                 24,757
      400     Weyerhaeuser Co.                                        23,875
      400     Willamette Industries                                   16,625
                                                                     -------
                                                                      65,257
              Pharmaceuticals -- 1.8%
      441     Pharmacia & Upjohn, Inc.                                23,808
      475     Schering-Plough Corp.                                   23,513
                                                                     -------
                                                                      47,321
              Printing & Publishing -- 0.8%
      550     New York Times Co., Class A                             22,138


                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Portfolio of Investments (Continued)


As of October 31, 1999
(Amounts in Thousands)



Shares            Issuer                                                 Value
--------------------------------------------------------------------------------
Long-Term Investments -- Continued
--------------------------------------------------------------------------------
            Restaurants/Food Services -- 1.1%
    703     McDonald's Corp.                                         $  29,003
            Retailing -- 3.1%
    360     Dayton-Hudson Corp.                                         23,265
    542     Federated Department Stores *                               23,137
  1,700     Kroger Co. *                                                35,382
                                                                     ---------
                                                                        81,784
            Semi-Conductors -- 5.8%
    750     Altera Corp. *                                              36,469
    462     Fairchild Semiconductor International, Inc., Class A        11,655
    325     Intel Corp.                                                 25,167
    300     Kla-Tencor Corp. *                                          23,756
  1,200     Vitesse Semiconductor Corp. *                               55,051
                                                                     ---------
                                                                       152,098
            Shipping/Transportation -- 0.5%
    250     Union Pacific Corp.                                         13,938
            Telecommunications -- 6.9%
    398     AT&T Corp.                                                  18,613
    400     Bell Atlantic Corp.                                         25,975
    600     BellSouth Corp.                                             27,000
    400     GTE Corp.                                                   30,000
    671     MCI WorldCom, Inc. *                                        57,580
    300     Sprint Corp.                                                22,294
                                                                     ---------
                                                                       181,462
            Telecommunications Equipment -- 2.7%
    800     General Instrument Corp. *                                  43,050
    441     Nortel Networks Corp. (Canada)                              27,308
                                                                     ---------
                                                                        70,358
            Utilities -- 4.6%
    400     DQE, Inc.                                                   15,975
    500     FPL Group, Inc.                                             25,156
    575     PECO Energy Co.                                             21,958
    767     Pinnacle West Capital Corp.                                 28,265
    750     Unicom Corp.                                                28,734
                                                                     ---------
                                                                       120,088
                                                                     ---------
            Total Common Stock                                       2,406,574
            (Cost $1,877,385)
            --------------------------------------------------------------------
            Preferred Stock -- 0.5%
            --------------------------------------------------------------------
            Multi-Media -- 0.5%
    500     News Corp. LTD, ADR, (Australia)                            13,781
            (Cost $16,176)
            --------------------------------------------------------------------
            Convertible Preferred Stock -- 2.1%
            --------------------------------------------------------------------
            Biotechnology -- 1.3%
    950     Monsanto Co., 6.50%, 11/30/01                               36,566
            Broadcasting/Cable -- 0.2%
     80     UnitedGlobalCom, Inc., 7.00%, 12/31/49, #-                   4,620
            Financial Services -- 0.6%
    250     Qwest Trends Trust, 5.75%, 11/17/03, #                      14,906
            --------------------------------------------------------------------
            Total Convertible Preferred Stock                           56,092
            (Cost $51,430)
            --------------------------------------------------------------------



                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Portfolio of Investments (Continued)


As of October 31, 1999
(Amounts in Thousands)


Principal
Amount          Issuer                                                           Value
------------------------------------------------------------------------------------------
Long-Term Investments -- Continued
------------------------------------------------------------------------------------------
                Convertible Corporate Notes & Bonds -- 0.8%
                -------------------------------------------
                Computers/Computer Hardware -- 0.5%
 $     2,000    EMC Corp., 3.25%, 03/15/02, #                                  $   12,895
                Telecommunications -- 0.3%
       8,000    Bell Atlantic Financial Services, Inc., 4.25%, 09/15/05, #          8,660
                -------------------------------------------------------------------------
                Total Convertible Corporate Notes & Bonds                          21,555
                (Cost $10,000)
------------------------------------------------------------------------------------------
                Total Long-Term Investments                                     2,498,002
                (Cost $1,954,991)
------------------------------------------------------------------------------------------
Short-Term Investments -- 3.8%
------------------------------------------------------------------------------------------
                Repurchase Agreement -- 3.8%
                ----------------------------
     100,451    Greenwich Capital Markets, Inc., 5.28%, due 11/01/99,
                (Dated 10/ 29/99, Proceeds $100,495, Secured by
                FHLMC and FNMA, $178,633, 0.02% through 7.50%,
                due 01/25/08 through 08/01/29; Market Value $102,460)             100,451
                (Cost $100,451)
------------------------------------------------------------------------------------------
                Total Investments -- 99.0%                                     $2,598,453
                (Cost $2,055,442)
------------------------------------------------------------------------------------------


                       See notes to financial statements.

--------------------------------------------------------------------------------


CAPITAL GROWTH PORTFOLIO
Portfolio of Investments


As of October 31, 1999
(Amounts in Thousands)



Sharess       Issuer                                             Value
----------------------------------------------------------------------
Long-Term Investments -- 95.4%
----------------------------------------------------------------------
              Common Stock -- 95.3%
              ---------------------
              Advertising -- 0.3%
      152     Harte-Hanks Communications, Inc.                  $3,012
                                                                ------
              Aerospace -- 2.5%
      300     General Dynamics Corp.                            16,632
      125     Northrop Grumman Corp.                             6,859
                                                                ------
                                                                23,491
              Apparel -- 1.2%
      350     Jones Apparel Group, Inc. *                       11,069
              Appliances & Household Durables -- 0.4%
      150     York International Corp.                           3,534
              Automotive -- 0.8%
      460     Tower Automotive, Inc. *                           7,504
              Banking -- 4.8%
      200     Cullen/Frost Bankers, Inc.                         5,775
      200     Southtrust Corp.                                   8,000
      211     TCF Financial Corp.                                6,214
      427     Zions Bancorp.                                    25,166
                                                                ------
                                                                45,155
              Biotechnology -- 2.9%
      200     Biogen, Inc. *                                    14,825
      450     Chiron Corp. *                                    12,853
                                                                ------
                                                                27,678
              Broadcasting/Cable -- 8.3%
    1,400     AT&T- Liberty Media Group, Class A *              55,562
      400     Comcast Corp., Class A                            16,850
      150     USA Networks, Inc. *                               6,759
                                                                ------
                                                                79,171
              Business Services -- 3.0%
      400     ACNielsen Corp. *                                  8,800
      150     Affiliated Computer Services, Inc., Class A *      5,700
      369     ITT Educational Services, Inc. *                   7,294
      200     NCR Corp. *                                        6,625
                                                                ------
                                                                28,419
              Chemicals -- 2.6%
      200     Cytec Industries, Inc.*                            5,163
      350     IMC Global, Inc.                                   4,463
      400     Millennium Chemicals, Inc.                         7,400
      520     Wellman, Inc.                                      7,835
                                                                ------
                                                                24,861
              Computer Software -- 3.9%
      448     American Management Systems *                     11,591
      200     Electronic Arts, Inc. *                           16,162
      300     Intuit, Inc. *                                     8,738
                                                                ------
                                                                36,491
              Computers/Computer Hardware -- 0.4%
      100     Electronics For Imaging *                          4,031
              Consumer Products -- 1.2%
      200     Premark International, Inc.                       10,950




                       See notes to financial statements.

CAPITAL GROWTH PORTFOLIO
Portfolio of Investments (Continued)


As of October 31, 1999
(Amounts in Thousands)



Shares        Issuer                                               Value
------------------------------------------------------------------------
Long-Term Investments -- Continued
------------------------------------------------------------------------
              Electronics/Electrical Equipment -- 4.6%
       70     Johnson Controls, Inc.                              $4,253
      225     Microchip Technology, Inc. *                        14,990
      200     PerkinElmer, Inc.                                    8,163
      100     Sanmina Corp. *                                      9,006
      275     Vishay Intertechnology, Inc. *                       6,720
                                                                  ------
                                                                  43,132
              Entertainment/Leisure -- 5.3%
      400     Harrah's Entertainment, Inc. *                      11,575
      700     Mandalay Resort Group *                             13,038
    1,394     Park Place Entertainment Corp. *                    18,295
      275     Station Casinos, Inc. *                              6,652
                                                                  ------
                                                                  49,560
              Environmental Services -- 0.7%
      513     Republic Services, Inc. *                            6,284
              Financial Services -- 1.6%
      200     Lehman Brothers Holdings, Inc.                      14,738
              Health Care/Health Care Services -- 1.4%
      119     Universal Health Services, Inc., Class B *           3,496
      170     Wellpoint Health Networks, Inc. *                    9,860
                                                                  ------
                                                                  13,356
              Insurance -- 5.7%
      650     AXA Financial, Inc.                                 20,841
      320     Nationwide Financial Services, Class A              12,120
       99     Radian Group, Inc.                                   5,228
      350     Reliastar Financial Corp.                           15,028
                                                                  ------
                                                                  53,217
              Internet Services/Software -- 0.4%
      100     At Home Corp., Class A *                             3,738
              Manufacturing -- 1.3%
      316     Pentair, Inc.                                       11,890
              Metals/Mining -- 2.8%
      300     AK Steel Holding Corp.                               5,194
      670     Freeport-McMoran Copper & Gold, Inc., Class B *     11,180
      162     Reynolds Metals Co.                                  9,791
                                                                  ------
                                                                  26,165
              Oil & Gas -- 7.0%
      350     Anadarko Petroleum Corp.                            10,784
      500     Cooper Cameron Corp. *                              19,343
      600     Diamond Offshore Drilling                           19,050
      400     Tosco Corp.                                         10,125
      497     Union Pacific Resources Group                        7,208
                                                                  ------
                                                                  66,510
              Paper/Forest Products -- 2.1%
      130     Boise Cascade Corp.                                  4,631
       85     Temple-Inland, Inc.                                  4,941
      250     Willamette Industries                               10,391
                                                                  ------
                                                                  19,963
              Pharmaceuticals -- 1.9%
      175     Biovail Corporation International (Canada) *         9,677
      170     Forest Laboratories Inc., Class A *                  7,799
                                                                  ------
                                                                  17,476


                       See notes to financial statements.

CAPITAL GROWTH PORTFOLIO
Portfolio of Investments (Continued)


As of October 31, 1999
(Amounts in Thousands)



Shares     Issuer                                               Value
---------------------------------------------------------------------
Long-Term Investments -- Continued
---------------------------------------------------------------------
           Real Estate Investment Trust -- 1.2%
   250     Beacon Capital Partners, Inc. #                    $ 3,313
    11     Beacon Capital Partners, Inc., Voting Trust #-       1,086
   300     Public Storage, Inc.                                 7,237
                                                              -------
                                                               11,636
           Restaurants/Food Services -- 1.5%
   350     Brinker International, Inc. *                        8,159
   300     Darden Restaurants, Inc.                             5,719
                                                              -------
                                                               13,878
           Retailing -- 5.5%
   450     Ethan Allen Interiors, Inc.                         16,003
   300     Kroger Co. *                                         6,244
   250     Payless Shoesource, Inc. *                          11,453
   600     Ross Stores, Inc.                                   12,375
   400     Toys R US, Inc. *                                    5,650
                                                              -------
                                                               51,725
           Semi-Conductors -- 6.3%
   378     Altera Corp. *                                      18,379
   450     Atmel Corp. *                                       17,381
   125     Kla-Tencor Corp. *                                   9,898
   300     Vitesse Semiconductor Corp. *                       13,763
                                                              -------
                                                               59,421
           Shipping/Transportation -- 0.5%
   153     C.H. Robinson Worldwide, Inc.                        5,156
           Telecommunications -- 1.3%
   200     Nextlink Communications, Class A *                  11,963
           Telecommunications Equipment -- 5.0%
   150     Comverse Technology, Inc. *                         17,025
   550     General Instrument Corp. *                          29,597
                                                              -------
                                                               46,622
           Textiles -- 0.3%
   200     Shaw Industries, Inc.                                3,088
           Toys & Games -- 0.7%
   325     Hasbro, Inc.                                         6,703
           Utilities -- 5.9%
   225     AGL Resources, Inc.                                  3,923
   135     American Water Works, Inc.                           3,952
   475     CMS Energy Corp.                                    17,516
   200     Energy East Corp.                                    5,025
   308     Midamerican Energy Holdings Co.                     10,370
   400     Pinnacle West Capital Corp.                         14,750
                                                              -------
                                                               55,536
           ----------------------------------------------------------
           Total Common Stock                                 897,123
           (Cost $716,311)
           ----------------------------------------------------------



                       See notes to financial statements.

CAPITAL GROWTH PORTFOLIO
Portfolio of Investments (Continued)


As of October 31, 1999
(Amounts in Thousands)


Principal
Amount          Issuer                                                     Value
--------------------------------------------------------------------------------
Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                U.S. Treasury Security -- 0.1%
                ------------------------------
 $       565    U.S. Treasury Note, 6.88%, due 05/15/06                  $    586
                (Cost $569)
--------------------------------------------------------------------------------
                Total Long-Term Investments                               897,709
                (Cost $716,880)
--------------------------------------------------------------------------------
Short-Term Investments -- 4.6%
--------------------------------------------------------------------------------
                Repurchase Agreement -- 4.6%
                ----------------------------
      43,562    Greenwich Capital Markets, Inc., 5.28%, due 11/01/99,
                (Dated 10/29/99, Proceeds $43,581, Secured by FHLMC
                and GNMA, $46,717, 0.00% through 11.875%, due
                06/15/13 through 04/15/29; Market Value $44,434)           43,562
                (Cost $43,562)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                              $941,271
                (Cost $760,442)
--------------------------------------------------------------------------------

INDEX:
*    -- Non-income producing security.
#    -- Security may only be sold to qualified institutional buyers.
-    -- Security fair valued by, or at the direction of, the Board of Trustees.

ADR -- American Depositary Receipt.
GNMA -- Government National Mortgage Association.
FHLMC -- Federal Home Loan Mortgage Corporation.
FNMA -- Federal National Mortgage Association.


                       See notes to financial statements.

--------------------------------------------------------------------------------
GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
Statement of Assets and Liabilities October 31, 1999
--------------------------------------------------------------------------------

(Amounts in Thousands)

                                                       Growth and       Capital
                                                         Income         Growth
                                                        Portfolio       Portfolio
---------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value (Note 1) ......... $2,598,453      $941,271
    Cash .............................................         --             1
    Other assets .....................................         12             4
    Receivables:
     Investment securities sold ......................     58,825            --
     Interest and dividends ..........................      2,560           602
---------------------------------------------------------------------------------
      Total assets ...................................  2,659,850       941,878
---------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     Investment securities purchased .................     34,850            --
    Accrued liabilities: (Note 2)
     Investment advisory fees ........................        804           288
     Administration fees .............................        100            36
     Custody fees ....................................         36            17
     Other ...........................................        306           241
---------------------------------------------------------------------------------
      Total Liabilities ..............................     36,096           582
---------------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO INVESTORS'
   BENEFICIAL INTERESTS .............................. $2,623,754      $941,296
---------------------------------------------------------------------------------
    Cost of Investments .............................. $2,055,442      $760,442
---------------------------------------------------------------------------------



                       See notes to financial statements.

--------------------------------------------------------------------------------
GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
Statement of Operations For the year ended October 31, 1999
--------------------------------------------------------------------------------

(Amounts in Thousands)

                                                     Growth and       Capital
                                                       Income          Growth
                                                      Portfolio      Portfolio
--------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividend ....................................... $ 41,547         $  6,651
    Interest .......................................    6,044            2,262
    Foreign taxes withheld .........................     (209)              (6)
--------------------------------------------------------------------------------
      Total investment income ......................   47,382            8,907
--------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees .......................   11,409            4,372
    Administration fees ............................    1,426              546
    Custodian fees .................................      171               87
    Accounting fees ................................       13               20
    Professional fees ..............................       95               65
    Trustees' fees and expenses ....................       57               22
    Other ..........................................      129               41
--------------------------------------------------------------------------------
      Total expenses ...............................   13,300            5,153
--------------------------------------------------------------------------------
       Net investment income .......................   34,082            3,754
--------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments ...............  426,148          185,113
    Change in net unrealized appreciation/
    depreciation of investments ....................  (86,911)         (28,226)
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments   339,237          156,887
--------------------------------------------------------------------------------
    Net increase in net assets from operations ..... $373,319         $160,641
--------------------------------------------------------------------------------



                       See notes to financial statements.

--------------------------------------------------------------------------------
GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
Statement of Changes in Net Assets For the year ended October 31,
--------------------------------------------------------------------------------

(Amounts in Thousands)

                                           Growth and Income                  Capital Growth
                                               Portfolio                         Portfolio
----------------------------------------------------------------------------------------------------
                                       1999              1998            1999           1998
----------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
    Net investment income .........   $   34,082      $     34,737    $      3,754    $    7,562
    Net realized gain on
    investments ...................      426,148           203,734         185,113       108,711
    Change in net unrealized
    appreciation (depreciation)
    of investments ................      (86,911)           20,045         (28,226)     (115,006)
----------------------------------------------------------------------------------------------------
      Increase in net assets
       from operations ............      373,319           258,516         160,641         1,267
----------------------------------------------------------------------------------------------------
   TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS:
    Contributions .................      480,886         1,057,120         877,944       611,367
    Withdrawals ...................     (982,596)       (1,226,801)     (1,288,947)     (736,449)
----------------------------------------------------------------------------------------------------
      Net decrease from
      transactions in
      investors' beneficial
      interests ...................     (501,710)         (169,681)       (411,003)     (125,082)
----------------------------------------------------------------------------------------------------
      Total increase (decrease)
      in net assets ...............     (128,391)           88,835        (250,362)     (123,815)
   NET ASSETS:
    Beginning of period ...........    2,752,145         2,663,310       1,191,658     1,315,473
----------------------------------------------------------------------------------------------------
    End of period .................   $2,623,754      $  2,752,145    $    941,296    $1,191,658
----------------------------------------------------------------------------------------------------



                       See notes to financial statements.

--------------------------------------------------------------------------------
GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Growth and Income Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios.

The following is a summary of significant accounting policies followed by the
Portfolios:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Portfolios' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolios' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

   C. Futures contracts -- When a Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Portfolios invested a portion of their liquid assets in long stock index futures contracts to more fully participate in the market. Use of

PORTFOLIOS
Notes to Financial Statements

   long futures contracts subjects the Portfolios to risk of loss up to the amount of the nominal value of the contract.

The Portfolios may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

As of October 31, 1999, the Portfolios had no outstanding futures contracts.

D. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

E. Federal income taxes -- The Portfolios intend to continue to qualify as partnerships and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

F. Expenses -- Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.


2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Advisor") acts as the Investment Advisor to the Portfolios. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Portfolios and for such services is paid a fee.

   The fee is computed daily and paid monthly at an annual rate equal to 0.40% of each Portfolio's average daily net assets.

   Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each of the Portfolios pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of each Portfolio's average daily net assets.

   B. Custodial fees -- Chase, as Custodian, provides safekeeping services for the Portfolios' securities. Compensation for such services is presented in the Statement of Operations as custodian fees.

PORTFOLIOS
Notes to Financial Statements

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.


3. Investment Transactions

For the year ended October 31, 1999, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):


                                                        GIP          CGP
--------------------------------------------------------------------------------
    Purchases (excluding U.S. Government)..........  $3,440,771   $ 912,316
   Sales (excluding U.S. Government) ..............   3,867,033   1,272,130

The portfolio turnover rates of GIP and CGP for the year ended October 31, 1999, were 125% and 86% respectively.


4. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 1999, are as follows (in thousands):


                                                GIP         CGP
--------------------------------------------------------------------------------
   Aggregate cost .........................  $2,059,132    $ 760,442
                                             ----------    ---------
    Gross unrealized appreciation..........  $  568,690    $ 225,421
    Gross unrealized depreciation..........     (29,369)     (44,592)
                                             ----------    ---------
   Net unrealized appreciation ............  $  539,321    $ 180,829
                                             ==========    =========

5. Retirement Plan

The Portfolios have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October 31, 1999, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows (in thousands):



                                                         Accrued
                                              Pension    Pension
                                              Expenses   Liability
--------------------------------------------------------------------------------
    GIP.....................................   $25        $102
    CGP.....................................    11          48

PORTFOLIOS
Notes to Financial Statements

6. Bank Borrowings

The Portfolios may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolios have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Portfolios also pay a commitment fee of 0.075% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Portfolios had no borrowings outstanding at October 31, 1999, nor at any point during the year.



--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Trustees and Beneficial Unit Holders of
Growth and Income Portfolio and Capital Growth Portfolio


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Growth and Income Portfolio and Capital Growth Portfolio (the "Portfolios") at October 31, 1999, the results of their operations for the year then ended and the changes in their net assets for the two years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 13, 1999